Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 27

QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions, except per share amounts)	2012				2011
Quarters Ended	12/31(a)	9/30	6/30	3/31	12/31	9/30	6/30	3/31
Total revenues net of interest expense	$8,141	$7,862	$7,965	$7,614	$7,742	$7,571	$7,618	$7,031
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177
Income from discontinued operations	―	―	―	―	―	―	36	―
Net income	637	1,250	1,339	1,256	1,192	1,235	1,331	1,177
Earnings Per Common Share — Basic:
Income from continuing operations
attributable to common shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.08	$0.98
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.11	$0.98
Earnings Per Common Share — Diluted:
Income from continuing operations
attributable to common shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.07	$0.97
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.10	$0.97
Cash dividends declared per common share	$0.20	$0.20	$0.20	$0.20	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$59.40	$59.73	$61.42	$59.26	$52.35	$53.80	$51.97	$46.93
Low	$53.02	$54.35	$53.18	$47.40	$41.30	$42.03	$45.10	$42.19

  The results of operations for the quarter ended December 31, 2012 included a $400 million restructuring charge ($287 million after-tax), a $342 million Membership Rewards expense ($212 million after-tax) and $153 million ($95 million after-tax) of cardmember reimbursements. The $153 million includes amounts related to prior periods, with $49 million relating to the first three quarters of 2012 and $83 million relating to periods prior to January 1, 2012. The Company has assessed the materiality of these errors on all prior periods and concluded that the impact was not material to those prior periods or to any quarter or full year for 2012.
  Represents income from continuing operations or net income, as applicable, less earnings allocated to participating share awards of $7 million for the quarter ended December 31, 2012, $14 million for each of the quarters ended September 30, 2012, June 30, 2012, March 31, 2012 and December 31, 2011, respectively, $15 million for each of the quarters ended September 30, 2011 and June 30, 2011, respectively, and $14 million for the quarter ended March 31, 2011.